Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Reconciliation Between Earnings Per Share Before Dilution and Diluted Earnings Per Share
Reconciliation between earnings per share before dilution and diluted earnings per share is as follows:

(In millions of €, except per share data)	December 31, 2021	December 31, 2020	December 31, 2019
Net profit (loss) attributable to Technip Energies	244.6	206.8	146.3
Weighted average number of ordinary shares outstanding	178,573,624	179,813,880	179,813,880
Effect of dilutive instruments	1,755,214	—	—
Weighted average number of diluted shares outstanding	180,328,838	179,813,880	179,813,880

Earnings (loss) per share attributable to Technip Energies
Basic earnings (loss) per share attributable to Technip Energies	€1.37	€1.15	€0.81
Diluted earnings (loss) per share attributable to Technip Energies	€1.36	€1.15	€0.81